Disposal group held for sale and disposal of subsidiaries - Additional Information (Detail) ₨ in Millions, $ in Millions												12 Months Ended
	Mar. 10, 2026 INR (₨) Mws	Dec. 24, 2025 INR (₨) Mws	Dec. 02, 2025 INR (₨)	Oct. 08, 2025 INR (₨)	Jun. 24, 2025 INR (₨) Mws	Jun. 06, 2025 INR (₨) Mws	Apr. 22, 2025 INR (₨)	Mar. 07, 2025 INR (₨) Mws	Dec. 19, 2024 INR (₨)	Jun. 21, 2024 INR (₨)	Dec. 30, 2023 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Assets												₨ 1,056,088		₨ 959,799			$ 11,255
Liabilities												911,692		828,687			$ 9,716
ReNew Surya Aayan Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws						300
Total consideration for sale of subsidiary						₨ 310
Net assets						156
Gain (loss) on disposal of assets						154
Cash contributed from (used in) operating activities by disposed group												63		1,042
Cash contributed from (used in) investing activities by disposed group												158		7,390
Cash contributed from (used in) financing activities by disposed group												158		8,037
Koppal- Narendra Transmission Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws					2,500
Percentage of sale of shareholding interest in subsidiary					51.00%
Total consideration for sale of subsidiary					₨ 1,007	1,007
Net assets					1,481	1,481
Gain (loss) on disposal of assets					₨ (474)	₨ (474)
Cash contributed from (used in) operating activities by disposed group | $													$ 414		$ 1,088
Cash contributed from (used in) investing activities by disposed group | $													247		1,124
Cash contributed from (used in) financing activities by disposed group | $													$ 1,918		$ 380
Regent Climate Connect Knowledge Solutions Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary							₨ 86
Net assets							84
Assets														94
Liabilities														41
Gain (loss) on disposal of assets							₨ 2
Cash contributed from (used in) operating activities by disposed group												16		10
Cash contributed from (used in) investing activities by disposed group												30		9
Cash contributed from (used in) financing activities by disposed group												0		1
ReNew Sun Bright Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws		300
Total consideration for sale of subsidiary		₨ 7,345		₨ 7,345
Net assets		2,723		2,723
Gain (loss) on disposal of assets		₨ 4,622		₨ 4,622
Cash contributed from (used in) operating activities by disposed group												1,202		1,695
Cash contributed from (used in) investing activities by disposed group												1,057		1,252
Cash contributed from (used in) financing activities by disposed group												150		2,646
Gadag Transmission Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws	1,000
Percentage of sale of shareholding interest in subsidiary	51.00%
Total consideration for sale of subsidiary	₨ 201		₨ 201
Net assets	970		970
Gain (loss) on disposal of assets	₨ (769)		₨ (769)
Cash contributed from (used in) operating activities by disposed group												161		186
Cash contributed from (used in) investing activities by disposed group												331		679
Cash contributed from (used in) financing activities by disposed group												₨ 662		828
ReNew Sun Waves Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws								300
Total consideration for sale of subsidiary								₨ 5,196	₨ 5,196
Net assets								2,125	2,125
Gain (loss) on disposal of assets								₨ 3,071	₨ 3,071
Cash contributed from (used in) operating activities by disposed group														1,570		₨ 1,722
Cash contributed from (used in) investing activities by disposed group														791		920
Cash contributed from (used in) financing activities by disposed group														₨ 1,962		₨ 929
Climate Connect Digital Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary										₨ 4	₨ 4
Net assets										(13)	13
Gain (loss) on disposal of assets										₨ 17	₨ 17